14005253

THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

MAR 06 2014

Washington, DC 20549

001-36333

By Electronic Mail

March 6, 2014

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERTWAS

Dear Mr. Thomas:

This is to certify that on March 5, 2014 The Nasdaq Stock Market (the "Exchange") received from Bio-Path Holdings, Inc. (the "Registrant") a copy of the Registrant's application on 8A 12(b) for the registration of the following security:

Common Stock, no par value

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery